FAIR VALUE (Details 5 - Quantitative Information) - USD ($)		3 Months Ended	12 Months Ended
		Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quantitative Information about Level 3 Assets & Liabilities
Contingent Liabilities		$ 8,142,000	$ 8,338,000
Debt Instrument, Description of Variable Rate Basis		LIBOR	LIBOR
Recurring basis
Quantitative Information about Level 3 Assets & Liabilities
Contingent Liabilities		$ 8,142,000	$ 8,338,000
Recurring basis | Level 3
Quantitative Information about Level 3 Assets & Liabilities
Contingent Liabilities		$ 8,142,000	$ 8,338,000
Projected Cash Flow Approach Valuation Technique [Member] | Recurring basis | Contingent Liabilities at Fair Value | Level 3
Quantitative Information about Level 3 Assets & Liabilities
Default rate (as a percent)	[1]	2.00%	2.00%	2.00%
Recovery rate (as a percent)	[1]	70.00%	70.00%	70.00%
Fair Value Inputs, Reinvestment Price		$ 100.00	$ 100.00
Projected Cash Flow Approach Valuation Technique [Member] | Recurring basis | Contingent Liabilities at Fair Value | Level 3 | Minimum
Quantitative Information about Level 3 Assets & Liabilities
Discount rate (as a percent)	[2]	8.10%	6.70%	1.20%
Pre-payment rate (as a percent)	[1]		35.00%	35.00%
Reinvestment spread over LIBOR (as a percent)		3.30%	3.00%	3.00%
Projected Cash Flow Approach Valuation Technique [Member] | Recurring basis | Contingent Liabilities at Fair Value | Level 3 | Maximum [Member]
Quantitative Information about Level 3 Assets & Liabilities
Discount rate (as a percent)	[2]	13.00%	12.00%	12.50%
Reinvestment spread over LIBOR (as a percent)		4.00%	3.80%	3.80%
Projected Cash Flow Approach Valuation Technique [Member] | Recurring basis | Contingent liabilities and the long-term debt of the Consolidated CLOs | Level 3
Quantitative Information about Level 3 Assets & Liabilities
Pre-payment rate (as a percent)	[1]	25.00%	40.00%	40.00%
CIFC LLC
Quantitative Information about Level 3 Assets & Liabilities
Contingent Liabilities			$ 8,338,000	$ 12,668,000
CIFC LLC | Recurring basis
Quantitative Information about Level 3 Assets & Liabilities
Contingent Liabilities			8,338,000	12,668,000
CIFC LLC | Recurring basis | Level 3
Quantitative Information about Level 3 Assets & Liabilities
Contingent Liabilities			8,338,000	12,668,000
CIFC Corp
Quantitative Information about Level 3 Assets & Liabilities
Contingent Liabilities			8,338,000	12,668,000
CIFC Corp | Recurring basis
Quantitative Information about Level 3 Assets & Liabilities
Contingent Liabilities			8,338,000
CIFC Corp | Recurring basis | Level 3
Quantitative Information about Level 3 Assets & Liabilities
Contingent Liabilities			$ 8,338,000	$ 12,668,000

[1]	Generally an increase in the default rate would be accompanied by a directionally opposite change in assumption for the recovery and pre-payment rates.
[2]	The discount rate varies by type of management fee (senior management fee, subordinated management fee, or incentive fee), the priority of that management fee in the waterfall of the CLO and the relative risk associated with the respective management fee cash flow projections. Amounts are presented as a spread over LIBOR.